Equity Method Investment (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Jan. 13, 2011 VisionChina Media Inc
Schedule of Equity Method Investments
Number of outstanding shares purchased		15,331,305
Percentage of outstanding shares acquired		15.00%
Purchase price per share		$ 3.979
Total cash consideration paid	$ 61,003,263	$ 61,003,263